CONTRACT ASSETS - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Instruments [Line Items]
Advances or retentions received from construction contracts	$ 0	$ 0
SDI
Disclosure Of Financial Instruments [Line Items]
Decrease through impairment, contract assets	$ 0